Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities
Net loss for the period	$ (6,753)	$ (396)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization and depreciation	151	195
Share based compensation	3,869	491
Gain on revaluation of warrant liability	(400)	(3,354)
Change in severance liability	(3)	(1)
Change in inventory	15	4
Change in trade receivables	(121)	(295)
Change in other accounts receivables	(268)	78
Accrued interest on loans and leases	14	7
Change in accounts payable	(357)	(46)
Change in other accounts payable	42	(584)
Cash flow from operating activities	(3,811)	(3,901)
Cash flows from investing activities
Investment in short-term deposits	(10,650)
Purchase of property, plant and equipment	(46)	(31)
Cash flow used in investing activities	(10,696)	(31)
Cash flows from financing activities
Proceeds from the issuance of shares and warrants, net	27,395	2,189
Lease payments	(81)	(84)
Proceeds from exercise of warrants	1,020
Repayment of loans	(771)	(46)
Transactions with non-controlling interests	(1,850)
Proceeds from receipt of loans		46
Cash flows from financing activities	25,713	2,105
Decrease in cash and cash equivalents	11,206	(1,827)
Effect of changes in foreign exchange rates	(541)	40
Cash and cash equivalents at beginning of period	13,526	2,267
Cash and cash equivalents at end of period	24,191	480
APPENDIX A: NON-CASH ACTIVITIES
Recognition of a lease liability and right-of-use asset	1,716
Interest paid during the period	$ 18	$ 34